PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Large Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Communication Services : 9.0%
78,423
Alphabet, Inc. - Class A
$ 19,064,631
3.7
497,900
AT&T, Inc.
14,060,696
2.7
131,678
(1)
Pinterest, Inc. - Class A
4,236,081
0.8
22,460
(1)
Take-Two Interactive
Software, Inc.
5,802,766
1.1
169,586
(1)
Warner Bros
Discovery, Inc.
3,312,015
0.7
46,476,189
9.0
Consumer Discretionary : 7.0%
58,539
(1)
Amazon.com, Inc.
12,853,408
2.5
557
Booking Holdings, Inc.
3,007,393
0.6
60,025
(1)
Chipotle Mexican Grill,
Inc.
2,352,380
0.4
29,935
Lowe's Cos., Inc.
7,522,965
1.5
34,285
(1)
O'Reilly Automotive,
Inc.
3,696,266
0.7
34,221
Williams-Sonoma, Inc.
6,688,495
1.3
36,120,907
7.0
Consumer Staples : 5.8%
43,935
(1)
Dollar Tree, Inc.
4,146,146
0.8
588,527
Kenvue, Inc.
9,551,793
1.9
56,967
McCormick & Co., Inc.
3,811,662
0.7
75,344  Philip Morris
International, Inc.
12,220,797
2.4
29,730,398
5.8
Energy : 6.6%
42,603  Chesapeake Energy
Corp.
4,526,143
0.9
136,403
Chevron Corp.
21,182,022
4.1
39,283
EOG Resources, Inc.
4,404,410
0.8
80,287
HF Sinclair Corp.
4,202,221
0.8
34,314,796
6.6
Financials : 20.6%
117,187  American International
Group, Inc.
9,203,867
1.8
44,574
Assurant, Inc.
9,654,729
1.9
371,222
Bank of America Corp.
19,151,343
3.7
67,582  Intercontinental
Exchange, Inc.
11,386,215
2.2
124,317
Lazard, Inc.
6,561,451
1.3
63,053  PNC Financial
Services Group, Inc.
12,669,239
2.5
100,980
SLM Corp.
2,795,126
0.5
86,410
State Street Corp.
10,024,424
1.9
100,701
Synchrony Financial
7,154,806
1.4
36,103  Tradeweb Markets,
Inc. - Class A
4,006,711
0.8
162,181
Wells Fargo & Co.
13,594,012
2.6
106,201,923
20.6
Health Care : 14.9%
66,039
Abbott Laboratories
8,845,264
1.7
35,484
AbbVie, Inc.
8,215,965
1.6
122,528
(1)
Centene Corp.
4,371,799
0.9
31,425
Danaher Corp.
6,230,320
1.2
26,557
Humana, Inc.
6,909,335
1.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,608
McKesson Corp.
$ 4,332,404
0.8
4,816
(1)
Mettler-Toledo
International, Inc.
5,912,170
1.1
398,592
Pfizer, Inc.
10,156,124
2.0
14,679
Stryker Corp.
5,426,386
1.1
16,733
(1)
Thermo Fisher
Scientific, Inc.
8,115,840
1.6
24,840  Universal Health
Services, Inc. - Class B
5,078,290
1.0
8,021
(1)
Vertex
Pharmaceuticals, Inc.
3,141,344
0.6
76,735,241
14.9
Industrials : 10.0%
73,211
3M Co.
11,360,883
2.2
28,276
(1)
Boeing Co.
6,102,809
1.2
9,786
(1)
Dycom Industries, Inc.
2,855,163
0.5
106,361
(1)
Gates Industrial Corp.
PLC
2,639,880
0.5
59,123  Johnson Controls
International PLC
6,500,574
1.3
121,430
Leonardo DRS, Inc.
5,512,922
1.1
8,533
Parker-Hannifin Corp.
6,469,294
1.3
15,364
(1)
Saia, Inc.
4,599,367
0.9
75,177  UL Solutions, Inc.
- Class A
5,327,042
1.0
51,367,934
10.0
Information Technology : 10.0%
14,503
(1)
Adobe, Inc.
5,115,933
1.0
27,453
(1)
Advanced Micro
Devices, Inc.
4,441,621
0.9
7,106
Broadcom, Inc.
2,344,340
0.5
163,700
Cisco Systems, Inc.
11,200,354
2.2
961  Constellation Software,
Inc.
2,608,780
0.5
32,452
(1)
Globant SA
1,862,096
0.4
129,869
Intel Corp.
4,357,105
0.8
28,958  Micron Technology,
Inc.
4,845,253
0.9
21,713
(1)
Onto Innovation, Inc.
2,805,754
0.5
38,029
Salesforce, Inc.
9,012,873
1.7
10,415  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
2,908,805
0.6
51,502,914
10.0
Materials : 3.1%
176,220
Alcoa Corp.
5,795,876
1.1
56,274
Crown Holdings, Inc.
5,435,506
1.1
34,966
Nucor Corp.
4,735,445
0.9
15,966,827
3.1
Real Estate : 5.3%
125,340
Boston Properties, Inc.
9,317,776
1.8
49,421  Extra Space Storage,
Inc.
6,965,396
1.3
62,624
Welltower, Inc.
11,155,839
2.2
27,439,011
5.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Large Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities : 6.8%
54,162
DTE Energy Co.
$ 7,660,131
1.5
136,637
Duke Energy Corp.
16,908,829
3.3
440,822
(2)
Prime AET&D Holdings
No 1
—
—
125,345  Public Service
Enterprise Group, Inc.
10,461,294
2.0
35,030,254
6.8
Total Common Stock
(Cost $465,782,612)
510,886,394
99.1
CORPORATE BONDS/NOTES : —%
Financial : —%
1,216,000
(2)
Tropicana
Entertainment LLC
/ Tropicana Finance
Corp., 9.625%,
12/15/2014 —
—
Total Corporate Bonds/
Notes
(Cost $787,907)
—
—
OTHER : 0.0%
Energy : 0.0%
1,685,000
(2)(3)(4)
Samson Investment
Co.
—
0.0
Total Other
(Cost $30,842)
—
0.0
WARRANTS : —%
Information Technology : —%
1,823
(2)
Constellation Software,
Inc.
—
—
Total Warrants
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $466,601,361)
510,886,394
99.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Mutual Funds : 0.9%
4,417,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $4,417,000) $ 4,417,000 0.9
Total Short-Term
Investments
(Cost $4,417,000)
$ 4,417,000
0.9
Total Investments in
Securities
(Cost $471,018,361) $ 515,303,394 100.0
Liabilities in Excess
of Other Assets (118,622) 0.0
Net Assets $ 515,184,772 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Large Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 46,476,189 $ — $ — $ 46,476,189
Consumer Discretionary 36,120,907 — — 36,120,907
Consumer Staples 29,730,398 — — 29,730,398
Energy 34,314,796 — — 34,314,796
Financials 106,201,923 — — 106,201,923
Health Care 76,735,241 — — 76,735,241
Industrials 51,367,934 — — 51,367,934
Information Technology 51,502,914 — — 51,502,914
Materials 15,966,827 — — 15,966,827
Real Estate 27,439,011 — — 27,439,011
Utilities 35,030,254 — — 35,030,254
Total Common Stock 510,886,394 — — 510,886,394
Warrants — — — —
Short-Term Investments 4,417,000 — — 4,417,000
Total Investments, at fair value $ 515,303,394 $ — $ — $ 515,303,394
At September 30, 2025, Voya Large Cap Value Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Samson Investment Co. 6/28/2017 $ 30,842 $ —
$ 30,842 $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 61,292,446
Gross Unrealized Depreciation (17,007,413)
Net Unrealized Appreciation $ 44,285,033